Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® Ultra Short Option Income Strategy ETF (SLTY)

listed on NYSE Arca, Inc.

September 11, 2025

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated February 13, 2025,

and the Summary Prospectus dated August 18, 2025

Effective immediately, all references in the Fund’s summary prospectus, prospectus and SAI to the frequency of the Fund’s payment of income distributions are hereby changed to reflect that the Fund will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.